Investments and Fair Value Measurement	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Investments and Fair Value Measurement

Note 3. Investments and Fair Value Measurement

Investments in debt securities

As of December 31, 2023, the Company held $2.0 million of investments in debt securities (which are included in the $5.3 million of cash and cash equivalents). For the three and nine months ended December 31, 2023, there was less than $0.1 million and $0.1 million, respectively, of interest income related to the investments in debt securities. As the investments in debt securities consist of U.S. Treasury bills from active markets, the fair value is measured using level 1 inputs.

The following table summarizes the Company's investments in debt securities that are measured at fair value as of December 31, 2023 (in thousands):

	Amortized costs basis	Gross unrealized gains	Gross unrealized losses	Fair value
As of March 31, 2023
Investment in debt securities	$4,943	$2	$—	$4,945
As of December 31, 2023
Investment in debt securities	$1,995	$—	$—	$1,995

Investments in equity securities

For the nine months ended December 31, 2023, there was $0.7 million of equity securities liquidated and less than a $0.1 million gain on the investment in equity securities. As of December 31, 2023, the fair value of investment in equity securities was zero, as a result of the liquidation of the shares by the underlying company on June 26, 2023. As the investment in equity securities consists of common stock from active markets, the fair value is measured using level 1 inputs.

The following table presents the activity for investments in equity securities measured at fair value for the nine months ended December 31, 2023 (in thousands):

Investment in Equity Securities (in thousands)
Balance at March 31, 2023	$706
Liquidation of equity securities	(718)
Gain on investment in equity securities	12
Balance at December 31, 2023	$—

Note 2. Investments and fair value measurement

Investments in debt securities

As of March 31, 2023, the Company held $4.9 million of investments in debt securities (which are included in the $15.3 million of cash and cash equivalents). For the year ended March 31, 2023, there was $0.3 million of interest income related to the investments in debt securities. There were less than $0.1 million of unrealized gains recorded on investments in debt securities for the year ended March 31, 2023. As the investments in debt securities consist of U.S. Treasury bills from active markets, the fair value is measured using level 1 inputs.

The following table summarizes the Company's investments in debt securities that are measured at fair value as of March 31, 2023 (in thousands):

	Amortized costs basis	Gross unrealized gains	Gross unrealized losses	Fair value
As of March 31, 2023
Investment in debt securities	$4,943	$2	$—	$4,945

Investments in equity securities

For the year ended March 31, 2023, there was $1.1 million of equity securities purchased, and $0.4 million of equity securities sold. As of March 31, 2023, the fair value of investment in equity securities was $0.7 million, resulting in less than a $0.1 million unrealized gain on investment in equity securities. As the investments in equity securities consist of common stock from active markets, the fair value is measured using level 1 inputs.

The following table presents the activity for investments in equity securities measured at fair value for the year ended March 31, 2023 (in thousands):

Investment in Equity Securities (in thousands)
Balance at March 31, 2022	$—
Purchases at cost	1,061
Sales	(384)
Gain on investment in equity securities	29
Balance at March 31, 2023	$706